Employment and Compensation Arrangements - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Options
Outstanding at beginning of year	24,524,698	22,554,804
Modified options		22,384,111
Granted	2,321,360	4,119,737
Forfeited and expired		(2,149,843)
Outstanding at end of year	25,252,934	24,524,698	22,554,804
Vested and exercisable	13,768,097	6,654,930
Forfeited	(1,296,615)
Expired	(278,011)
Modified options	24,339,097
Weighted Average Exercise Price Per Share
Outstanding at beginning of year	$ 11.07	$ 12.32
Granted	17.72	11.73
Forfeited and expired		11.15
Outstanding at end of year	11.28	11.07	$ 12.32
Vested and exercisable	10.35	$ 10.92
Forfeited	10.95
Exercised	7.41
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ 11.13
Weighted Average Remaining Contractual Life
Outstanding at beginning of year	8 years 3 months 18 days	8 years 6 months	9 years 3 months 18 days
Granted	7 years 9 months 18 days	9 years 8 months 12 days
Outstanding at end of year	8 years 3 months 18 days	8 years 6 months	9 years 3 months 18 days
Vested and exercisable	7 years 7 months 6 days	8 years 3 months 18 days
Aggregate Intrinsic Value
Outstanding at beginning of year	$ 13,293	$ 2,262
Outstanding at end of year	111,373	13,293	$ 2,262
Vested and exercisable	63,761	$ 3,880
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 147
Exercised options	18,498	0	0
Weighted-average fair value of options granted per share	$ 7.78	$ 1.56	$ 1.76
Originally Reported [Member]
Number of Options
Outstanding at beginning of year	185,601	170,693
Outstanding at end of year		185,601	170,693
Weighted Average Exercise Price Per Share
Outstanding at beginning of year	$ 1,587.00	$ 1,572.00
Outstanding at end of year		$ 1,587.00	$ 1,572.00
Weighted Average Remaining Contractual Life
Outstanding at beginning of year		8 years 6 months	9 years 3 months 18 days
Outstanding at end of year		8 years 6 months	9 years 3 months 18 days
Aggregate Intrinsic Value
Outstanding at beginning of year	$ 13,293	$ 2,262
Outstanding at end of year		$ 13,293	$ 2,262